Statements of Consolidated Cash Flows (USD $) In Thousands	12 Months Ended
	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
Operating Activities
Net income	$ 479,482	$ 494,138	$ 265,953
Adjustments to reconcile net income to net cash provided by operations:
Depreciation	112,226	108,225	79,450
Depreciation- restructuring	53,569	3,870	0
Amortization	73,844	73,657	38,823
Impairment charges	17,599	11,658	1,491
Share-based compensation expense	24,044	25,949	22,105
Other noncash restructuring charges	8,540	0	9,093
Loss (gain) on sale of assets - net	2,867	(7,831)	2,165
Deferred income tax (benefit) expense	(59,801)	(39,320)	25,525
Changes in assets and liabilities, net of effect from businesses acquired:
Trade receivables	(102,625)	31,521	(78,631)
Inventories	(204,159)	(46,160)	34,669
Other current assets	(45,649)	3,461	38,792
Accounts payable and accrued items	84,633	(34,620)	67,883
Defined benefit pension contributions	(16,779)	(4,436)	(34,665)
Income taxes	(66,187)	55,449	22,941
Other - net	29,958	37,917	(48,601)
Net Cash Provided by Operating Activities	391,562	713,478	446,993
Investing Activities
Businesses acquired, net of cash acquired	0	0	(77,335)
Additions to property, plant, and equipment	(180,080)	(136,983)	(108,907)
Proceeds from sale of businesses	0	19,554	0
Purchases of marketable securities	(75,637)	0	0
Sales and maturities of marketable securities	57,100	13,519	3,013
Proceeds from disposal of property, plant, and equipment	5,830	205	800
Other - net	(126)	(738)	5,448
Net Cash Used for Investing Activities	(192,913)	(104,443)	(176,981)
Financing Activities
Repayment of bank note payable	0	(350,000)	0
Repayments of long-term debt	(10,000)	(275,000)	0
Proceeds from long-term debt	400,000	0	400,000
Quarterly dividends paid	(194,024)	(166,224)	(110,668)
Special dividends paid	0	0	(274,208)
Purchase of treasury shares	(389,135)	(5,569)	(4,025)
Proceeds from stock option exercises	14,525	6,413	1,976
Other - net	8,215	1,832	(474)
Net Cash (Used for) Provided by Financing Activities	(170,419)	(788,548)	12,601
Effect of exchange rate changes on cash	8,045	6,390	2,539
Net increase (decrease) in cash and cash equivalents	36,275	(173,123)	285,152
Cash and cash equivalents at beginning of year	283,570	456,693	171,541
Cash and Cash Equivalents at End of Year	$ 319,845	$ 283,570	$ 456,693